Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes for the years ended December 31, 2017, 2016 and 2015 consist of the following:

	(in thousands)
	2017	2016	2015
Current	$219	$951	$546
Deferred	1,524	793	859
Enactment of federal tax reform	1,136	-	-
Total provision for income taxes	$2,879	$1,744	$1,405

Schedule of Effective Income Tax Rate Reconciliation

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	(in thousands)
	2017	2016	2015
Expected tax using statutory tax rate of 34%	$2,287	$2,470	$2,489

Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal
securities and political subdivision loans	(572)	(558)	(577)
Tax-exempt income on life insurance
contracts	(135)	(134)	(145)
Deductible dividends paid to United
Bancshares, Inc. ESOP	(57)	(49)	(39)
Uncertain tax position reserves	-	(22)	(25)
Non-deductible merger and acquisition costs	117	-	-
Accounting method change relating to
bad debt reserve recapture	-	-	(332)
Enactment of federal tax reform	1,136
Other, net	103	37	34

Total provision for income taxes	$2,879	$1,744	$1,405

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 are presented below:

	(in thousands)
	2017	2016
Deferred tax assets:
Allowance for loan losses	$611	$1,156
Deferred compensation	305	512
Alternative minimum tax credits	847	627
Nonaccrual loan interest	301	598
Deferred loan fees	112	153
Accrued vacation expense	86	134
Accrued profit sharing	115	161
Loans fair value adjustments	781	709
Unrealized loss on securities available-for sale	64	446
Other	81	91
Net operating loss carryforward	2,461	708

Total deferred tax assets	5,764	5,295
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	526	849
Capitalized mortgage servicing rights	267	424
Fixed asset depreciation	264	75
Acquisition intangibles	1,803	2,679
Trust preferred fair value adjustment	116	200
Other	107	12
Total deferred tax liabilities	3,083	4,239
Net deferred tax assets	$2,681	$1,056

Rollforward of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	(in thousands)
	2017	2016
Balance at January 1	$-	$20
Reductions due to the statute of limitation	-	(20)
Balance at December 31	$-	$-